CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities:
Net loss	$ (9,436,762)	$ (3,037,554)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	18,785	1,631
Stock-based compensation	1,622,211	0
Changes in fair value of the liability for options and warrants	(1,680,787)	0
Foreign currency exchange gains	(356,954)	0
Increase in assets:
Prepaid expenses and other current assets	(852,418)	(112,610)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	(2,452,151)	462,512
Other liabilities	6,062	0
Total adjustments	(3,695,252)	351,533
Net Cash Used in Operating Activities	(13,132,014)	(2,686,021)
Cash Flows from Investing Activities:
Purchase of property and equipment	(47,980)	0
Purchase of short-term investments	(46,120,172)	0
Net Cash Used in Investing Activities	(46,168,152)	0
Cash Flows from Financing Activities:
Repayment of shareholder loans	0	(508,713)
Net Cash Used in Financing Activities	0	(508,713)
Effect of Exchange Rates on Cash and Cash Equivalents	42,625	68,710
Net Decrease in Cash and Cash Equivalents	(59,257,541)	(3,126,024)
Cash and Cash Equivalents, beginning of period	68,919,995	3,327,468
Cash and Cash Equivalents, end of period	9,662,454	201,444
Cash paid during the period for:
Interest	$ 0	$ 2,636